CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 11,903	$ 7,843	$ 3,977
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,119	980
Amortization of marketable securities premiums and accretion of discounts, net		79
Share-based compensation related to options and RSUs granted to employees and non-employees	3,476	1,981
Decrease in accrued interest and exchange rate effect on loans, marketable securities and bank deposits	1	159
Decrease in deferred tax assets, net	3,127	953
Increase in trade receivables, net	(2,643)	(2,623)
Decrease (increase) in other receivables and prepaid expenses	(17)	203
Increase in inventories	(1,408)	(7,256)
Decrease in operating lease right-of-use assets	3,898	4,063
Decrease in operating lease liabilities	(4,184)	(2,713)
Increase in royalty buyout liability	61	0
Increase (decrease) in trade payables	(2,017)	3,667
Increase in other payables and accrued expenses	369	2,065
Increase in deferred revenues	3,206	7,431
Increase (decrease) in accrued severance pay, net	624	(115)
Net cash provided by operating activities	17,515	16,717
Cash flows from investing activities:
Proceeds from short-term and restricted bank deposits	451	5,971
Proceeds from long-term and restricted bank deposits	150	600
Proceeds from redemption of marketable securities	0	19,385
Purchase of property and equipment	(641)	(1,361)
Net cash provided by (used in) investing activities	(40)	24,595
Cash flows from financing activities:
Purchase of treasury shares	0	(8,002)
Repayment of bank loans	(1,238)	(1,237)
Cash dividends paid to shareholders	(3,866)	(3,218)
Payment related to the acquisition of ACS	0	(410)
Proceeds from issuance of shares upon exercise of options and warrants	1,051	1,462
Proceeds from issuance of shares in a public offering, net	85,654	0
Net cash provided by (used) in financing activities	81,601	(11,405)
Net increase in cash, cash equivalents, and restricted cash	99,076	29,907
Cash, cash equivalents and restricted cash at beginning of period	69,773	31,503	31,503
Cash, cash equivalents and restricted cash at end of period	168,849	61,410	$ 69,773
Supplemental disclosure of cash flow activities:
Cash paid during the period for income taxes	306	454
Cash paid during the period for interest	51	116
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	699	3,194
Increase in other receivables due to hedging activities	(1,776)	(61)
Decrease in other payables due to hedging activities	0	(244)
Inventory transferred to be used as property and equipment	$ 214	$ 100